Transfer of financial assets	12 Months Ended
Dec. 31, 2019
Transfer of financial assets [abstract]
Transfer of financial assets

43 Transfer of financial assets

The majority of ING's financial assets that have been transferred, but do not qualify for derecognition are debt instruments used in securities lending or sale and repurchase transactions.

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
	2019	2018	2019	2018	2019	2018	2019	2018
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	2,542	2,962	1,974	1,170	1,682	2,396	9,538	7,134 [2]
Financial assets at fair value through other comprehensive income			193	168			6	325
Loans and advances to customers
Securities at amortised cost			195	142			734	910

Associated liabilities at carrying amount[1]
Deposits from banks	n/a	n/a	n/a	n/a
Customer deposits	n/a	n/a	n/a	n/a
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	1,619	2,373	3,805	2,225

1 The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.

2 The prior period amount has been updated to improve consistency and comparability.

Included in the table above, are the carrying amounts of transferred assets under repurchase agreements, and securities lending that do not qualify for derecognition.

The table above does not include assets transferred to consolidated securitisation entities as the related assets remain recognised in the consolidated statement of financial position.